Global Bond Fund Performance Management - Global Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg Global Aggregate Index, during the same periods. In addition, the performance of the Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The Global Bond Fund (GBF) Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of the three securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg Global Aggregate Index, during the same periods.
Performance Additional Market Index [Text]	In addition, the performance of the Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The Global Bond Fund (GBF) Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of the three securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
Bar Chart [Heading]	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	Best Quarter:7.40%12/31/2023Worst Quarter:(8.59)%3/31/2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Performance Availability Website Address [Text]	GuideStoneFunds.com
Performance Availability Phone [Text]	1-888-GS-FUNDS (1-888-473-8637)
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020